Compensation of Key Management Personnel (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Salaries and other benefits	$ 9,295	$ 9,966
Equity-settled share-based compensation	1,920	1,541
Cash-settled share-based compensation	28,189	17,660
Key management personnel compensation	$ 39,404	$ 29,167